December 15, 1999

                  DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND

                           SUPPLEMENT TO PROSPECTUS

                            DATED NOVEMBER 1, 1999

      Effective December 31, 1999, the following information supplements and supersedes any contrary information contained in the sections of the Fund's Prospectus entitled "Your Investment - Account Policies" and "Your Investment - Services for Fund Investors."

      Right of Accumulation: lets you add the value of any shares in this fund, any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A investment for purposes of calculating the sales charge.

      Dreyfus Dividend Sweep: for automatically reinvesting the dividends and distributions from the fund into another Dreyfus fund or certain
Founders-advised funds (not available for IRAs).

      Dreyfus Auto-Exchange Privilege: for making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

      Exchange Privilege: you can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund.

                                                                       347s1299
                                                              December 15, 1999

           DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND

                           SUPPLEMENT TO PROSPECTUS

                            DATED NOVEMBER 1, 1999

      Effective December 31, 1999, the following information supplements and supersedes any contrary information contained in the sections of the Fund's Prospectus entitled "Your Investment - Account Policies" and "Your Investment - Services for Fund Investors."

      Right of Accumulation: lets you add the value of any shares in this fund, any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A investment for purposes of calculating the sales charge.

      Dreyfus Dividend Sweep: for automatically reinvesting the dividends and distributions from the fund into another Dreyfus fund or certain
Founders-advised funds (not available for IRAs).

      Dreyfus Auto-Exchange Privilege: for making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

      Exchange Privilege: you can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund.

                                                                       346s1299

                                                             December 15, 1999


            DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
                   DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 1, 1999

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES--RIGHT OF ACCUMULATION - CLASS A SHARES."

      Reduced sales loads apply to any purchase of Class A shares, shares of other funds in the Dreyfus Premier Family of Funds which are sold with a sales load, shares of certain other funds advised by Dreyfus or Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $100,000 or more.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER
SERVICES -- FUND EXCHANGES."

      You may purchase, in exchange for shares of a Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, to the extent such shares are offered for sale in your state of residence.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER
SERVICES -- DREYFUS AUTO-EXCHANGE PRIVILEGE."

      Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, of which you are a shareholder.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER
SERVICES -- DIVIDEND OPTIONS."

      Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, of which you are a shareholder.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SEVENTEENTH PARAGRAPH CONTAINED IN THE SECTION OF THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES - CLASS A SHARES."

      Class A shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans.